INCOME AND MINING TAXES - Reconciliation of deferred income and mining tax liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Deferred income and mining tax liabilities
Deferred income and mining tax liabilities - beginning of year	$ 948,142	$ 796,708
Income and mining tax impact recognized in net income	76,197	152,006
Income tax impact recognized in other comprehensive income and equity	11,722	(572)
Deferred income and mining tax liabilities - end of year	$ 1,036,061	$ 948,142